Employee Benefits - Amounts Recognized (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		$ 766	$ 729	$ 549
Remeasurements on the Net Defined Benefit Liability	$ 14	296	(474)	(1,090)
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		724	656	433
Past service cost		42	73	116
Gain or Loss on Settlement or Curtailment		(82)		2
Net Interest on the Net Defined Benefit Liability		485	450	379
Net benefit cost recognized in the consolidated statements of income | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		390	372	279
Past service cost		39	73	(45)
Gain or Loss on Settlement or Curtailment		(55)		2
Net Interest on the Net Defined Benefit Liability		319	305	290
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		290	239	139
Past service cost		1		161
Gain or Loss on Settlement or Curtailment		(3)
Net Interest on the Net Defined Benefit Liability		114	91	57
Net benefit cost recognized in the consolidated statements of income | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		44	44	15
Past service cost		2
Gain or Loss on Settlement or Curtailment		(24)
Net Interest on the Net Defined Benefit Liability		52	54	32
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		2,812	2,849	2,166
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		1,757	2,024	1,608
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		853	483	162
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		$ 202	$ 342	$ 396